OIL & NATURAL GAS PROPERTIES (Details 3)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue Interest	100.000	100.000
Working Interest	100.000	100.000
University Lands - Mineral Owner
Revenue Interest	20.000	20.000
ORRI - Magdalena Royalties, LLC, an entity controlled by Gregory McCabe
Revenue Interest	4.500	4.500
ORRI - Unrelated Party
Revenue Interest	0.500	0.500
Hudspeth Oil Corporation, a subsidiary of Next Bridge Hydrocarbons, Inc.
Revenue Interest	56.250	56.250
Working Interest	75.000	75.000
Wolfbone Investments, LLC, an entity controlled by Gregory McCabe
Revenue Interest	18.750	18.750
Working Interest	25.000	25.000